Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	Provision for income taxes
Year Ended December 31,	2024	2023	2022
Income (loss) before income taxes	$(6,797,718)	$(21,885,410)	$2,791,875
Combined statutory income tax rate	26.14%	26.14%	26.14%
Income tax benefit at the statutory tax rate	(1,776,584)	(5,719,752)	729,657
Non-deductible expenses	5,811	8,384	15,626
Revaluation of warrant liabilities	(1,064,069)	1,181,962	(8,365,980)
Foreign exchange (gain) loss	(1,366,086)	360,003	(593,325)
Share based compensation	252,438	421,396	-
Impairment of goodwill	-	-	329,506
Other	-	-	59,931
Change in unrecognized deferred tax asset	3,948,490	3,748,007	6,287,118
Deferred income tax (recovery) provision	$-	$-	$(1,537,467)
Current income taxes in the income statement	$-	$-	$-

Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$(3,948,490)	$(3,748,007)	$(7,824,585)
Change in unrecognized deferred tax asset	3,948,490	3,748,007	6,287,118
Deferred income tax (recovery) provision	$-	$-	$(1,537,467)
Total income tax expense (recovery) for the year	$-	$-	$(1,537,467)

Schedule of Deferred Income Tax

Movement of deferred income tax in 2024

	January 1, 2024	Profit or loss	Other Comprehensive Income	Equity	December 31, 2024
Right of use assets	$(618,384)	$407,385	$-	$-	$(210,999)
Non-capital losses	618,384	(407,385)	-	-	210,999
Non-capital losses - Canada	407,366	685,039	-	-	1,092,405
Unrealized foreign exchange gain - Canada	(407,366)	(685,039)	-	-	(1,092,405)
Total	$-	$-	$-	$-	$-

Movement of deferred income tax in 2023

			Other
	January 1,	Profit	Comprehensive		December 31,
	2023	or loss	Income	Equity	2023
Property, plant and equipment	$(5,030,883)	$5,030,883	$-	$-	$-
Right of use assets	(663,423)	45,039	-	-	(618,384)
Digital currencies	1,186,090	(1,186,090)	-	-	-
Lease liabilities	143,082	(143,082)	-	-	-
Non-capital losses	4,365,134	(3,746,750)	-	-	618,384
Non-capital losses - Canada	593,325	(185,959)	-	-	407,366
Unrealized foreign exchange gain - Canada	(593,325)	185,959	-	-	(407,366)
Total	$-	$-	$-	$-	$-

Movement of deferred income tax in 2022

			Other
	January 1,	Profit	Comprehensive		December 31,
	2022	or loss	Income	Equity	2022
Property, plant and equipment	$(1,781,767)	$(3,249,116)	$-	$-	$(5,030,883)
Right of use assets	(543,242)	(120,181)	-	-	(663,423)
Digital currencies	(1,047,759)	1,186,091	1,047,758	-	1,186,090
Lease liabilities	-	143,082	-	-	143,082
Stock based compensation	709,474	(638,992)	-	(70,482)	-
Non-capital losses	148,551	4,216,583	-	-	4,365,134
Non-capital losses - Canada	-	593,325	-	-	593,325
Unrealized foreign exchange gain - Canada	-	(593,325)	-	-	(593,325)
Total	$(2,514,743)	$1,537,467	$1,047,758	$(70,482)	$-

Schedule of Deferred Tax Asset

As at December 31, 2024 and 2023, deductible timing differences available for which the Company has not recognized deferred tax asset are as follows:

	As at December 31,	As at December 31,
	2024	2023
Property, plant and equipment	$7,427,610	$4,699,113
Property, plant and equipment	220,805	-
Capital losses	10,392,877	11,951,649
Digital currencies	205,436	22,267
Share issue costs (Canada)	1,915,654	2,847,119
Stock based compensation	2,989,440	2,374,501
Lease liability	126,797	447,514
Other	272,551	315,521
Non-capital losses - USA	30,301,279	15,193,118
Non-capital losses - Canada	6,266,727	4,084,437
	$60,119,176	$41,935,239